Summary of Significant Accounting Policies - Expected Subscriber Fees (Details) - Subscriber Accounts $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	$ 185,338
2020	161,949
2021	143,426
2022	130,246
2023	$ 121,634